Property and Equipment	12 Months Ended
Dec. 31, 2013
Property and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
2. Property and Equipment

Property and equipment consisted of the following at December 31, 2013 and 2012 (in thousands):

	2013	2012
Furniture and office equipment	$388	$388
Leasehold improvements	408	408
Laboratory equipment	2,318	2,047
Computer equipment	1,043	996
	4,157	3,839
Less accumulated depreciation and amortization	(2,554)	(2,447)
Property and equipment, net	$1,603	$1,392

Depreciation and amortization expense was $107,000, $17,000 and $32,000 for the years ended December 31, 2013, 2012 and 2011, respectively.